ACCRUED EXPENSES (Details) - Accrued Payroll [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued payroll	$ 98,639	$ 217,073	$ 263,355
Accrued Expenses	$ 98,639	$ 217,073	$ 263,355